23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 3) - Foreign exchange risk [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	R$ (110,210)	R$ (399,203)	[1]
Exposure of assets and liabilities in foreign currencies	(6,960,157)	(2,133,720)
Cash and cash equivalents [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	2,855,979	2,591,746	[1]
Trade accounts receivables [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	5,765,753	4,892,708	[1]
Trade accounts payable [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	(859,790)	(601,007)	[1]
Loans and borrowings [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	(14,947,793)	(8,854,826)	[1]
Other assets and liabilities, net [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	225,694	(162,341)	[1]
Derivative financial instruments (hedge) [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Exposure in result	R$ 6,849,947	R$ 1,734,517	[1]

[1]	In the consolidated financial statements for the year of 2019, the Company presented the exposure arising from monetary assets and liabilities in foreign entities, for which Real is the functional currency, in a single line item "Investments". For better management of the foreign exchange exposure, in 2020 the Company begun to break down such exposure, by classifying each asset or liability by its nature. Therefore, the comparative period has been restated for comparability.